Cash and cash equivalents	12 Months Ended
Mar. 31, 2015
Cash and cash equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2014 and 2015 comprised the following:

	2014	2015
	Millions of yen
Cash	¥847,980	¥807,817
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	2,212	802
Time deposits, certificates of deposit and other	134,271	40,555

Total	¥984,463	¥849,174

Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and time deposits, certificates of deposit and other are stated at amounts that approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.